Indebtedness	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Indebtedness
Indebtedness:
Short-Term Borrowings
At December 31, 2012 and 2011, PMI’s short-term borrowings and related average interest rates consisted of the following:

	December 31, 2012		December 31, 2011
(in millions)	Amount Outstanding	Average Year-End Rate	Amount Outstanding	Average Year-End Rate
Commercial paper	$1,972	0.2%	$1,264	0.1%
Bank loans	447	6.6	247	7.7
	$2,419		$1,511

Given the mix of subsidiaries and their respective local economic environments, the average interest rate for bank loans above can vary significantly from day to day and country to country.
The fair values of PMI’s short-term borrowings at December 31, 2012 and 2011, based upon current market interest rates, approximate the amounts disclosed above.
Long-Term Debt
At December 31, 2012 and 2011, PMI’s long-term debt consisted of the following:

(in millions)	2012	2011
U.S. dollar notes, 1.125% to 6.875% (average interest rate 4.462%), due through 2042	$14,702	$11,269
Foreign currency obligations:
Euro notes, 2.125% to 5.875% (average interest rate 4.227%), due through 2024	3,724	3,533
Swiss franc notes, 1.000% to 3.250% (average interest rate 1.984%), due through 2021	1,579	1,719
Other (average interest rate 2.378%), due through 2024	415	513
	20,420	17,034
Less current portion of long-term debt	2,781	2,206
	$17,639	$14,828

Other debt:
Other foreign currency debt above includes debt from our business combination in the Philippines and mortgage debt in Switzerland at December 31, 2012 and 2011. Other foreign currency debt also includes $37 million and $85 million at December 31, 2012 and 2011, respectively, of capital lease obligations primarily associated with PMI’s vending machine distribution network in Japan.
Debt offerings in 2012:
PMI’s debt offerings in 2012 were as follows:

(in millions)
Type		Face Value	Interest Rate	Issuance	Maturity
U.S. dollar notes	(a)	$700	4.500%	March 2012	March 2042
U.S. dollar notes	(a)	$550	1.625%	March 2012	March 2017
Euro notes	(b)	€750 (approximately $951)	2.125%	May 2012	May 2019
Euro notes	(b)	€600 (approximately $761)	2.875%	May 2012	May 2024
U.S. dollar notes	(c)	$750	1.125%	August 2012	August 2017
U.S. dollar notes	(c)	$750	2.500%	August 2012	August 2022
U.S. dollar notes	(c)	$750	3.875%	August 2012	August 2042
Swiss franc notes	(d)	CHF 325 (approximately $334)	1.000%	September 2012	September 2020

(a) Interest on these notes is payable semiannually, and the first payment was made in September 2012.
(b) Interest on these notes is payable annually beginning in May 2013.
(c) Interest on these notes is payable semiannually beginning in February 2013.
(d) Interest on these notes is payable annually beginning in September 2013.
The net proceeds from the sale of the securities listed in the table above were used to meet PMI’s working capital requirements, to repurchase PMI’s common stock, to refinance debt and for general corporate purposes.

Aggregate maturities:
Aggregate maturities of long-term debt are as follows:

(in millions)
2013	$2,781
2014	1,256
2015	995
2016	2,597
2017	1,302
2018-2022	7,026
2023-2027	940
Thereafter	3,701
20,598
Debt discounts	(178)
Total long-term debt	$20,420

See Note 16. Fair Value Measurements for additional disclosures related to the fair value of PMI’s debt.
Credit Facilities
In May 2011, PMI entered into an agreement with certain financial institutions to extend the expiration date for its $2.5 billion revolving credit facility from September 30, 2013, to March 31, 2015.
On October 25, 2011, PMI entered into a new multi-year revolving credit facility in the amount of $3.5 billion, which expires on October 25, 2016. This new revolving credit facility replaced PMI’s $2.7 billion multi-year credit facility, which was to expire on December 4, 2012.
At December 31, 2012, PMI’s committed credit facilities and commercial paper outstanding were as follows:

Type (in billions of dollars)	Committed Credit Facilities	Commercial Paper
Multi-year revolving credit, expiring March 31, 2015	$2.5
Multi-year revolving credit, expiring October 25, 2016	3.5
Total facilities	$6.0
Commercial paper outstanding		$2.0

At December 31, 2012, there were no borrowings under the committed credit facilities, and the entire committed amounts were available for borrowing.
Each of these facilities requires PMI to maintain a ratio of consolidated earnings before interest, taxes, depreciation and amortization (“consolidated EBITDA”) to consolidated interest expense of not less than 3.5 to 1.0 on a rolling four-quarter basis. At December 31, 2012, PMI’s ratio calculated in accordance with the agreements was 16.0 to 1.0. These facilities do not include any credit rating triggers, material adverse change clauses or any provisions that could require PMI to post collateral. The terms “consolidated EBITDA” and “consolidated interest expense,” both of which include certain adjustments, are defined in the facility agreements previously filed with the Securities and Exchange Commission.

In addition to the committed credit facilities discussed above, certain subsidiaries maintain short-term credit arrangements to meet their respective working capital needs. These credit arrangements, which amounted to approximately $2.0 billion at December 31, 2012, and $1.9 billion at December 31, 2011, are for the sole use of the subsidiaries. Borrowings under these arrangements amounted to $447 million at December 31, 2012, and $247 million at December 31, 2011.